AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 13, 2009

                                                     REGISTRATION NOS. 333-72632
                                                                       811-05166
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                              --------------------

                         POST-EFFECTIVE AMENDMENT NO. 14

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 114
                        (CHECK APPROPRIATE BOX OR BOXES.)

                              --------------------

                         MONY AMERICA VARIABLE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                               (NAME OF DEPOSITOR)

                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
       (ADDRESS OF THE DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 554-1234

                   ------------------------------------------

                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                   -------------------------------------------

                  PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:
                           CHRISTOPHER E. PALMER, ESQ.
                               GOODWIN PROCTER LLP
                            901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

                              --------------------


APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective: (check appropriate box)
     |X| immediately upon filing pursuant to paragraph (b) of Rule 485.
     | | on ___________ pursuant to paragraph (b) of Rule 485.
     | | 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
     | | on              pursuant to paragraph (a)(1) of Rule 485.

      If appropriate, check the following box:

     | | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:    Units of interest in Separate Account
                                         under individual flexible payment
                                         variable annuity contracts

================================================================================

                                      NOTE

This Post Effective Amendment No. 14 ("PEA") to the Form N-4 Registration Statement File No. 333-72632 ("Registration Statement") of MONY Life Insurance Company of America and its MONY America Variable Account A is being filed for the purpose of including in the Registration Statement the additions/ modifications reflected in the supplement. The PEA does not amend or delete the currently effective Prospectus, Statement of Additional Information or supplements to the Prospectus and Statement of Additional Information, or any other part of the Registration Statement except as specifically noted herein.

MONY Life Insurance Company of America

SUPPLEMENT DATED AUGUST 17, 2009 TO THE MAY 1, 2009 PROSPECTUS FOR MONY VARIABLE ANNUITY
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.

1. CHANGES TO PORTFOLIOS OF EQ ADVISORS TRUST ("TRUST")

   PORTFOLIO MERGERS

   The Board of Trustees of EQ Advisors Trust (the "Trust") has approved a form of a Plan of Reorganization and Termination ("Reorganization Plan"), which provides for the reorganization of each of the Existing Portfolios listed below into a corresponding Proposed Replacement Portfolio of the Trust (each, a "Merger" and collectively, the "Mergers"):

   -----------------------------------------------------------------------------
   Existing Portfolio             Proposed Replacement Portfolio
   -----------------------------------------------------------------------------
   EQ Advisors Trust
   -----------------------------------------------------------------------------
   EQ/Government Securities       EQ/Intermediate Government Bond Index
   -----------------------------------------------------------------------------
   EQ/Long Term Bond              EQ/Core Bond Index
   -----------------------------------------------------------------------------
   EQ/Lord Abbett Mid Cap Value   EQ/Mid Cap Value PLUS
   -----------------------------------------------------------------------------
   EQ/Short Duration Bond         EQ/PIMCO Ultra Short Bond
   -----------------------------------------------------------------------------
   EQ/Van Kampen Real Estate      EQ/Mid Cap Value PLUS
   -----------------------------------------------------------------------------

   The Reorganization Plan is subject to approval by shareholders of each of the Existing Portfolios. Special shareholder meetings of the Existing Portfolios of the Trust are scheduled to be held on or about August 26, 2009 to vote on the Reorganization Plan. It is anticipated that, subject to shareholder approval, the effective date of the Mergers will be on or about September 4, 2009. We will move the assets from the variable investment options (the "replaced options") that exist in each of the Existing Portfolios to the variable investment option (the "surviving option") that exists in the corresponding Proposed Replacement Portfolio on the effective date of the Mergers. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the corresponding surviving option. Any allocation election to a replaced option will be considered as an allocation election to the corresponding surviving option. Upon the effective date of the Reorganization Plan, all references to the corresponding investment options of the Existing Portfolios in the Prospectus will change to the corresponding investment options of the relevant Proposed Replacement Portfolios.

MLOA-MONYVA IF (SAR)                                                    x02745

2. PORTFOLIOS OF THE TRUST

   The following information is added under "The Funds" in the Prospectus, relating to the Proposed Replacement Portfolios. See the Prospectus for more information.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Investment Manager (or Sub-Adviser(s),
Portfolio Name               Objective                                               as applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Class IA and IB Shares
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT   Seeks to achieve a total return before expenses         o SSgA Funds Management, Inc.
  BOND INDEX                 that approximates the total return performance
                             of the Barclays Capital Intermediate Government
                             Bond Index ("Index"), including reinvestment of
                             dividends, at a risk level consistent with that of
                             the Index.

------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS        Seeks to achieve long-term capital appreciation.        o AXA Equitable

                                                                                     o SSgA Funds Management, Inc.

                                                                                     o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------


   MONY Variable Annuity is issued by MONY Life Insurance Company of America.
           Distributed by affiliate AXA Advisors, LLC (member FINRA),
                1290 Avenue of the Americas, New York, NY 10104.

   Copyright 2009 MONY Life Insurance Company of America. All rights reserved.

                     MONY Life Insurance Company of America
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 13th day of August, 2009.


                                MONY America Variable Account A of
                                MONY Life Insurance Company of America
                                     (Registrant)

                                By: MONY Life Insurance Company of America
                                         (Depositor)


                                By: /s/ Dodie Kent
                                    ---------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel
                                    MONY Life Insurance Company of America

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

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 13th day of August, 2009.


                                 MONY Life Insurance Company of America
                                      (Depositor)


                                 By: /s/ Dodie Kent
                                    ------------------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel
                                    MONY Life Insurance Company of America

         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                       Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and
                                           Chief Accounting Officer


*DIRECTORS:

Christopher M. Condron      Anthony J. Hamilton             Scott D. Miller
Henri de Castries           Mary R. (Nina) Henderson        Joseph H. Moglia
Denis Duverne               James F. Higgins                Lorie A. Slutsky
Charlynn Goins              Peter Kraus                     Ezra Suleiman
                                                            Peter J. Tobin


*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

August 13, 2009


                                       C-9